SCHEDULE OF ACCRUALS AND OTHER PAYABLES (Details)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Payables and Accruals [Abstract]
Accruals	$ 185,265	$ 234,101	$ 17,550
Accrued payroll and welfare services	139,129	175,804	43,165
Other payables	923,957	1,167,512	524,313
Total	$ 1,248,351	$ 1,577,417	$ 585,028